Earnings per shares (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of losses earnings per shares

	(Unaudited) Six-month ended June 30, 2026 S$	(Unaudited) Six-month ended June 30, 2025 S$
Loss for the period attributable to the owners of the Company	(1,419,055)	(5,225,296)

Weighted average number of ordinary shares for the purpose of calculating the basic and dilutive loss per share	10,864,802	4,696,733